Income Tax (Details) - Schedule of reconciliation of the federal income tax rate to the company’s effective tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(26.10%)	(20.30%)
Transaction costs allocable to warrant liabilities	0.00%	(0.40%)
Change in valuation allowance	5.10%	(0.30%)
Income tax provision	0.00%	0.00%